UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02589

Eaton Vance Series Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Tax-Managed Growth Fund 1.0

CAPEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.0 for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Fund 1.0	$24	0.45%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,402,896,645
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Information Technology
32.3%
Financials
12.4%
Communication Services
11.9%
Health Care
11.7%
Consumer Discretionary
10.1%
Industrials
8.3%
Consumer Staples
6.2%
Energy
3.4%
Materials
1.8%
Utilities
1.0%
Real Estate
0.7%
Short-Term Investments
0.2%

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including shareholder reports and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CAPEX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Tax-Managed Growth Fund 1.0
Semi-Annual Financial Statements and Additional Information
June 30, 2024

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Tax-Managed Growth Fund 1.0

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investment in Tax-Managed Growth Portfolio, at value	$1,405,296,315
Total assets	$1,405,296,315
Liabilities
Payable for Fund shares redeemed	$2,219,233
Payable to affiliates:
Trustees' fees	125
Payable for transfer and dividend disbursing agent fees	130,296
Accrued expenses	50,016
Total liabilities	$2,399,670
Net Assets	$1,402,896,645
Sources of Net Assets
Distributable earnings	$1,402,896,645
Net Assets	$1,402,896,645
Net Asset Value and Redemption Price Per Share
($1,402,896,645 ÷ 568,604 shares of beneficial interest outstanding)	$2,467.27

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $56,683)	$7,702,436
Expenses allocated from Portfolio	(2,884,274)
Total investment income from Portfolio	$4,818,162
Expenses
Trustees’ fees and expenses	$250
Custodian fee	26,548
Transfer and dividend disbursing agent fees	78,258
Professional fees	39,762
Printing and postage	8,590
Miscellaneous	13,034
Total expenses	$166,442
Net investment income	$4,651,720
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions(1)	$41,983,928
Foreign currency transactions	(888)
Net realized gain	$41,983,040
Change in unrealized appreciation (depreciation):
Investments	$167,690,833
Foreign currency	(4,843)
Net change in unrealized appreciation (depreciation)	$167,685,990
Net realized and unrealized gain	$209,669,030
Net increase in net assets from operations	$214,320,750
(1)	Includes $24,983,063 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,651,720	$11,298,735
Net realized gain	41,983,040	20,452,807
Net change in unrealized appreciation (depreciation)	167,685,990	268,063,554
Net increase in net assets from operations	$214,320,750	$299,815,096
Distributions to shareholders	$(4,714,326)	$(11,161,366)
Net decrease in net assets from Fund share transactions	$(88,155,764)	$(102,293,362)
Net increase in net assets	$121,450,660	$186,360,368
Net Assets
At beginning of period	$1,281,445,985	$1,095,085,617
At end of period	$1,402,896,645	$1,281,445,985

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$2,113.470	$1,658.030	$2,090.220	$1,683.170	$1,378.390	$1,075.910
Income (Loss) From Operations
Net investment income(1)	$7.897	$17.617	$16.074	$12.915	$14.813	$15.815
Net realized and unrealized gain (loss)	353.953	455.273	(432.164)	407.235	304.817	302.465
Total income (loss) from operations	$361.850	$472.890	$(416.090)	$420.150	$319.630	$318.280
Less Distributions
From net investment income	$(8.050)	$(17.450)	$(16.100)	$(13.100)	$(14.850)	$(15.800)
Total distributions	$(8.050)	$(17.450)	$(16.100)	$(13.100)	$(14.850)	$(15.800)
Net asset value — End of period	$2,467.270	$2,113.470	$1,658.030	$2,090.220	$1,683.170	$1,378.390
Total Return(2)	17.15%(3)	28.62%	(19.92)%	25.04%	23.49%	29.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,402,897	$1,281,446	$1,095,086	$1,438,014	$1,196,687	$1,033,733
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.45%(5)(6)	0.46%(5)	0.45%(5)	0.45%	0.46%	0.47%
Net investment income	0.69%(6)	0.94%	0.91%	0.68%	1.06%	1.27%
Portfolio Turnover of the Portfolio(7)	4%(3)	7%	3%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund) is a diversified series of the Eaton Vance Series Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests its assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (24.6% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation— Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $2,486,953 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $2,486,953 are short-term.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the six months ended June 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator to the Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $42,072 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Investment Transactions
For the six months ended June 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $2,050 and $91,071,928, respectively. Decreases in the Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $87,198,859.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued to shareholders electing to receive payments of distributions in Fund shares	549	$ 1,313,313	1,527	$ 2,930,655
Redemptions	(38,269)	(89,469,077)	(55,676)	(105,224,017)
Net decrease	(37,720)	$(88,155,764)	(54,149)	$(102,293,362)

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co.(1)	142,446	$ 25,926,597
General Dynamics Corp.	37,550	10,894,757
General Electric Co.	163,119	25,931,027
Lockheed Martin Corp.	18,733	8,750,184
Northrop Grumman Corp.	16,117	7,026,206
RTX Corp.	156,984	15,759,624
		$ 94,288,395
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	71,226	$ 6,276,435
FedEx Corp.	76,229	22,856,503
United Parcel Service, Inc., Class B	127,908	17,504,210
		$ 46,637,148
Banks — 3.3%
Bank of America Corp.	478,599	$ 19,033,882
Fifth Third Bancorp	491,355	17,929,544
JPMorgan Chase & Co.	514,622	104,087,446
PNC Financial Services Group, Inc.	15,834	2,461,870
Regions Financial Corp.	261,997	5,250,420
Truist Financial Corp.	311,559	12,104,067
U.S. Bancorp	71,160	2,825,052
Wells Fargo & Co.	446,596	26,523,337
		$ 190,215,618
Beverages — 1.2%
Constellation Brands, Inc., Class A	66,155	$ 17,020,359
Monster Beverage Corp.(1)	322,992	16,133,450
PepsiCo, Inc.	228,875	37,748,354
		$ 70,902,163
Biotechnology — 2.2%
AbbVie, Inc.	193,103	$ 33,121,027
Amgen, Inc.	97,100	30,338,895
Argenx SE ADR(1)	41,279	17,751,621
Gilead Sciences, Inc.	42,704	2,929,921
Vertex Pharmaceuticals, Inc.(1)	83,684	39,224,365
		$ 123,365,829
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	1,419,500	$ 274,318,375
		$ 274,318,375
Security	Shares	Value
Building Products — 0.2%
Carrier Global Corp.	189,214	$ 11,935,619
		$ 11,935,619
Capital Markets — 3.0%
Bank of New York Mellon Corp.	142,205	$ 8,516,658
BlackRock, Inc.	7,289	5,738,776
Cboe Global Markets, Inc.	75,857	12,900,241
Charles Schwab Corp.	371,381	27,367,066
CME Group, Inc.	36,417	7,159,582
Goldman Sachs Group, Inc.	126,078	57,027,601
Intercontinental Exchange, Inc.	60,970	8,346,183
Moody's Corp.	66,944	28,178,738
S&P Global, Inc.	32,008	14,275,568
		$ 169,510,413
Chemicals — 1.6%
DuPont de Nemours, Inc.	142,744	$ 11,489,465
Ecolab, Inc.	110,020	26,184,760
Linde PLC	72,347	31,746,587
PPG Industries, Inc.	89,144	11,222,338
Sherwin-Williams Co.	32,982	9,842,818
		$ 90,485,968
Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	57,850	$ 10,144,576
Waste Management, Inc.	108,692	23,188,351
		$ 33,332,927
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	129,548	$ 45,403,983
Cisco Systems, Inc.	517,461	24,584,572
		$ 69,988,555
Consumer Finance — 0.8%
American Express Co.	120,199	$ 27,832,079
Discover Financial Services	144,856	18,948,613
		$ 46,780,692
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	113,479	$ 96,456,015
Walmart, Inc.	985,500	66,728,205
		$ 163,184,220
Electric Utilities — 0.9%
Duke Energy Corp.	368,733	$ 36,958,109

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Edison International	197,713	$ 14,197,770
		$ 51,155,879
Electrical Equipment — 1.0%
AMETEK, Inc.	54,862	$ 9,146,044
Emerson Electric Co.	269,079	29,641,743
GE Vernova, Inc.(1)	27,228	4,669,874
Rockwell Automation, Inc.	50,722	13,962,752
		$ 57,420,413
Energy Equipment & Services — 0.3%
Halliburton Co.	166,374	$ 5,620,114
Schlumberger NV	205,631	9,701,670
		$ 15,321,784
Entertainment — 2.4%
Netflix, Inc.(1)	115,984	$ 78,275,282
Walt Disney Co.	612,448	60,809,962
		$ 139,085,244
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class A(1)	84	$ 51,428,244
Berkshire Hathaway, Inc., Class B(1)	224,230	91,216,764
Mastercard, Inc., Class A	36,635	16,161,896
Visa, Inc., Class A	212,810	55,856,241
		$ 214,663,145
Food Products — 0.4%
Hershey Co.	47,710	$ 8,770,529
Lamb Weston Holdings, Inc.	70,384	5,917,887
McCormick & Co., Inc., Non Voting Shares	96,258	6,828,543
		$ 21,516,959
Ground Transportation — 1.5%
Norfolk Southern Corp.	65,062	$ 13,968,161
Uber Technologies, Inc.(1)	551,998	40,119,214
Union Pacific Corp.	148,572	33,615,901
		$ 87,703,276
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	260,303	$ 27,048,085
Boston Scientific Corp.(1)	289,826	22,319,500
GE HealthCare Technologies, Inc.	135,517	10,559,485
Intuitive Surgical, Inc.(1)	101,205	45,021,044
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	72,313	$ 24,604,498
Zimmer Biomet Holdings, Inc.	77,057	8,362,996
		$ 137,915,608
Health Care Providers & Services — 2.0%
Elevance Health, Inc.	46,712	$ 25,311,365
HCA Healthcare, Inc.	64,083	20,588,586
UnitedHealth Group, Inc.	137,254	69,897,972
		$ 115,797,923
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(1)	74,000	$ 11,220,620
Booking Holdings, Inc.	15,827	62,698,661
Marriott International, Inc., Class A	46,029	11,128,431
Starbucks Corp.	374,947	29,189,624
Yum! Brands, Inc.	78,214	10,360,226
		$ 124,597,562
Household Products — 1.3%
Colgate-Palmolive Co.	397,371	$ 38,560,882
Procter & Gamble Co.	220,699	36,397,679
		$ 74,958,561
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	15,509	$ 3,311,792
		$ 3,311,792
Industrial REITs — 0.2%
EastGroup Properties, Inc.	74,500	$ 12,672,450
		$ 12,672,450
Insurance — 1.6%
Aflac, Inc.	154,400	$ 13,789,464
Aon PLC, Class A	27,135	7,966,293
Arthur J. Gallagher & Co.	47,054	12,201,573
Markel Group, Inc.(1)	6,362	10,024,349
Marsh & McLennan Cos., Inc.	46,353	9,767,504
Progressive Corp.	151,029	31,370,234
Travelers Cos., Inc.	20,353	4,138,579
		$ 89,257,996
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A	857,372	$ 156,170,310

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C	980,031	$ 179,757,286
Meta Platforms, Inc., Class A	390,389	196,841,941
		$ 532,769,537
IT Services — 0.9%
Accenture PLC, Class A	147,397	$ 44,721,724
Akamai Technologies, Inc.(1)	105,245	9,480,469
		$ 54,202,193
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	176,400	$ 22,866,732
Danaher Corp.	212,007	52,969,949
		$ 75,836,681
Machinery — 1.9%
Caterpillar, Inc.	55,142	$ 18,367,800
Deere & Co.	32,269	12,056,666
Donaldson Co., Inc.	73,526	5,261,521
Dover Corp.	96,347	17,385,816
Illinois Tool Works, Inc.	143,086	33,905,659
Otis Worldwide Corp.	68,364	6,580,719
Parker-Hannifin Corp.	24,957	12,623,500
		$ 106,181,681
Media — 0.1%
Comcast Corp., Class A	147,653	$ 5,782,091
		$ 5,782,091
Metals & Mining — 0.3%
Alcoa Corp.	240,000	$ 9,547,200
Nucor Corp.	35,624	5,631,442
		$ 15,178,642
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	50,472	$ 4,513,206
		$ 4,513,206
Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.(1)	328,489	$ 10,718,596
Cheniere Energy, Inc.	149,498	26,136,735
ConocoPhillips	285,715	32,680,082
EOG Resources, Inc.	16,793	2,113,735
Exxon Mobil Corp.	789,802	90,922,006
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	69,480	$ 12,053,391
Phillips 66	51,867	7,322,064
		$ 181,946,609
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	136,371	$ 5,663,488
Eli Lilly & Co.	128,949	116,747,846
Johnson & Johnson	267,485	39,095,607
Merck & Co., Inc.	214,406	26,543,463
Pfizer, Inc.	210,749	5,896,757
Zoetis, Inc.	120,003	20,803,720
		$ 214,750,881
Professional Services — 0.6%
Automatic Data Processing, Inc.	68,245	$ 16,289,399
Jacobs Solutions, Inc.	54,159	7,566,554
Verisk Analytics, Inc.	46,792	12,612,784
		$ 36,468,737
Residential REITs — 0.3%
Invitation Homes, Inc.	437,000	$ 15,683,930
		$ 15,683,930
Semiconductors & Semiconductor Equipment — 11.4%
Analog Devices, Inc.	133,698	$ 30,517,905
Applied Materials, Inc.	203,182	47,948,920
Broadcom, Inc.	24,966	40,083,662
Intel Corp.	583,547	18,072,451
Lam Research Corp.	25,000	26,621,250
Marvell Technology, Inc.	70,777	4,947,312
NVIDIA Corp.	3,013,691	372,311,386
ON Semiconductor Corp.(1)	175,000	11,996,250
QUALCOMM, Inc.	332,116	66,150,865
Texas Instruments, Inc.	158,452	30,823,668
		$ 649,473,669
Software — 11.6%
Adobe, Inc.(1)	80,383	$ 44,655,972
Cadence Design Systems, Inc.(1)	83,984	25,846,076
Fortinet, Inc.(1)	100,000	6,027,000
Intuit, Inc.	37,210	24,454,784
Microsoft Corp.	909,092	406,318,669
Oracle Corp.	77,826	10,989,031
Palo Alto Networks, Inc.(1)	168,632	57,167,934
Salesforce, Inc.	112,456	28,912,438

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
ServiceNow, Inc.(1)	63,729	$ 50,133,693
Workday, Inc., Class A(1)	35,900	8,025,804
		$ 662,531,401
Specialized REITs — 0.2%
CubeSmart	303,500	$ 13,709,095
		$ 13,709,095
Specialty Retail — 2.5%
Lowe's Cos., Inc.	212,443	$ 46,835,184
O'Reilly Automotive, Inc.(1)	31,700	33,477,102
Ross Stores, Inc.	139,505	20,272,867
TJX Cos., Inc.	219,657	24,184,236
Tractor Supply Co.	50,157	13,542,390
Ulta Beauty, Inc.(1)	16,927	6,531,621
		$ 144,843,400
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	1,935,119	$ 407,574,764
		$ 407,574,764
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	419,131	$ 31,589,903
		$ 31,589,903
Tobacco — 0.4%
Altria Group, Inc.	157,274	$ 7,163,831
Philip Morris International, Inc.	162,661	16,482,439
		$ 23,646,270
Total Common Stocks (identified cost $1,659,213,394)		$5,707,007,204

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	9,391,380	$ 9,391,380
Total Short-Term Investments (identified cost $9,391,380)		$ 9,391,380
Total Investments — 100.0% (identified cost $1,668,604,774)		$5,716,398,584
Other Assets, Less Liabilities — (0.0)%(3)		$ (1,674,755)
Net Assets — 100.0%		$5,714,723,829
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,659,213,394)	$5,707,007,204
Affiliated investments, at value (identified cost $9,391,380)	9,391,380
Dividends receivable	2,038,653
Dividends receivable from affiliated investments	39,422
Receivable for investments sold	4,391,410
Tax reclaims receivable	393,691
Receivable from affiliates	2,895
Trustees' deferred compensation plan	292,138
Total assets	$5,723,556,793
Liabilities
Payable for investments purchased	$5,845,271
Payable to affiliates:
Investment adviser fee	1,865,701
Trustees' deferred compensation plan	292,138
Accrued expenses	829,854
Total liabilities	$8,832,964
Net Assets applicable to investors' interest in Portfolio	$5,714,723,829

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $226,568)	$30,367,042
Dividend income from affiliated investments	298,009
Total investment income	$30,665,051
Expenses
Investment adviser fee	$10,834,228
Trustees’ fees and expenses	27,125
Custodian fee	338,388
Professional fees	265,884
Miscellaneous	135,940
Total expenses	$11,601,565
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$117,344
Total expense reductions	$117,344
Net expenses	$11,484,221
Net investment income	$19,180,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$166,502,630
Foreign currency transactions	(3,581)
Net realized gain	$166,499,049
Change in unrealized appreciation (depreciation):
Investments	$665,742,622
Foreign currency	(18,918)
Net change in unrealized appreciation (depreciation)	$665,723,704
Net realized and unrealized gain	$832,222,753
Net increase in net assets from operations	$851,403,583
(1)	Aggregate amount includes $98,711,497 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$19,180,830	$52,994,979
Net realized gain	166,499,049	59,644,550
Net change in unrealized appreciation (depreciation)	665,723,704	2,155,004,517
Net increase in net assets from operations	$851,403,583	$2,267,644,046
Capital transactions:
Contributions	$9,622,139	$90,713,310
Withdrawals	(181,173,278)	(27,916,548,380)
Net decrease in net assets from capital transactions	$(171,551,139)	$(27,825,835,070)
Net increase (decrease) in net assets	$679,852,444	$(25,558,191,024)
Net Assets
At beginning of period	$5,034,871,385	$30,593,062,409
At end of period	$5,714,723,829	$5,034,871,385

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.43%(1)(2)(3)	0.43%(2)(3)	0.43%(3)	0.43%	0.44%	0.45%
Net investment income	0.72%(1)	0.95%	0.93%	0.69%	1.07%	1.28%
Portfolio Turnover(4)	4%(5)	7%	3%	1%	1%	1%
Total Return	17.19%(5)	28.67%	(19.86)%	25.05%	23.42%	29.87%
Net assets, end of period (000’s omitted)	$5,714,724	$5,034,871	$30,593,062	$37,312,610	$27,986,714	$22,013,353
(1)	Annualized.
(2)	The investment adviser reimbursed certain operating expenses (equal to less than 0.005% and 0.02% of average daily net assets for the six months ended June 30, 2024 and the year ended December 31, 2023, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(4)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.
(5)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 24.6%, 45.1%, 25.1%, and 5.2% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the six months ended June 30, 2024, the Portfolio's investment adviser fee amounted to $10,834,228 or 0.40% (annualized) of the Portfolio's average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $8,248 relating to the Portfolio’s investment in the Liquidity Fund.

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement agreement with BMR may be changed or terminated after January 13, 2026. For the six months ended June 30, 2024, BMR waived or reimbursed expenses of $109,096.
Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments transferred from the Portfolio, aggregated $227,015,873 and $237,540,515, respectively, for the six months ended June 30, 2024. In addition, investors contributed securities with an aggregate market value of $0 and investments having an aggregate market value of $142,694,152 were distributed in payment for capital withdrawals during the six months ended June 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,841,361,980
Gross unrealized appreciation	$3,875,464,022
Gross unrealized depreciation	(427,418)
Net unrealized appreciation	$3,875,036,604
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
6  Affiliated Investments
At June 30, 2024, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $9,391,380, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,564,731	$91,834,104	$(85,007,455)	$ —	$ —	$9,391,380	$298,009	9,391,380

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,707,007,204*	$ —	$ —	$5,707,007,204
Short-Term Investments	9,391,380	—	—	9,391,380
Total Investments	$ 5,716,398,584	$ —	$ —	$5,716,398,584
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Board of Trustees’ Contract Approval — continued

“Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

CAPEX-NCSR    6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024